As filed with the Securities and Exchange Commission on March 20, 2020
File Nos. 002-11387/811-00558

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 158	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☒

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☒      immediately upon filing pursuant to paragraph (b) of Rule 485

☐       on (Date) pursuant to paragraph (b) of Rule 485

☐       60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐       on (Date) pursuant to paragraph (a)(1) of Rule 485

☐       75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐       on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 20th day of March 2020.

THE HARTFORD MUTUAL FUNDS II, INC.

By:	/s/ James E. Davey*
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey*	Director, President and Chief Executive Officer	March 20, 2020
James E. Davey

/s/ Amy N. Furlong*	Treasurer	March 20, 2020
Amy N. Furlong	(Principal Financial Officer and Principal Accounting Officer)

/s/ Hilary E. Ackermann*	Director	March 20, 2020
Hilary E. Ackermann

/s/ Robin C. Beery*	Director	March 20, 2020
Robin C. Beery

/s/ Lynn S. Birdsong*	Chairman of the Board and Director	March 20, 2020
Lynn S. Birdsong

/s/ Christine R. Detrick*	Director	March 20, 2020
Christine R. Detrick

/s/ Duane E. Hill*	Director	March 20, 2020
Duane E. Hill

/s/ Lemma W. Senbet*	Director	March 20, 2020
Lemma W. Senbet

/s/ David Sung*	Director	March 20, 2020
David Sung

*By:	/s/ Thomas R. Phillips	March 20, 2020
Thomas R. Phillips, Attorney-In-Fact
(Pursuant to Power of Attorney (previously filed))

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document